Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions and Balances With Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 24:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2022		December 31, 2021
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current liabilities	$70	$55	$447	$-

b.	Transactions with related parties (not including amounts described in Note 24c):

	Year ended December 31,
	2022	2021	2020
Research and development expenses	$208	$-	$-

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2022	2021	2020
Short-term benefits	$1,940	$962	$746

Cost of share-based payment	$779	$43	$91

d.	Mr. Oz Adler, our Chief Executive Officer and Chief Financial Officer, is the chairman of the board of directors of Jeffs’ Brands.
e.

On March 7, 2022, we entered into the Cooperation Agreement with Clearmind, a company in which Dr. Adi Zuloff-Shani, our Chief Technologies Officer, Mr. Weiss, our President, and Mr. Adler, our Chief Executive Officer and Chief Financial Officer serve as officers and directors.

During the year ended December 31, 2022, the Company recognized expenses in respect of the Cooperation Agreement with Clearmind in the amount of $208, and the balance owed to Clearmind as of December 31, 2022, was $55.

On November 17, 2022, we invested $1.5 million in Clearmind in connection with its initial public offering on the Nasdaq Capital Market, in exchange for 230,769 common shares of Clearmind, representing 9.33% of the outstanding share capital of Clearmind (see also note 8).